Offerings - Offering: 1	Sep. 10, 2024 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.001 per share
Amount Registered	20,000,000
Proposed Maximum Offering Price per Unit	22.168
Maximum Aggregate Offering Price	$ 443,368,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 65,441.12
Offering Note

1.
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended, based on the average of the high and low prices of our common stock on The New York Stock Exchange on September 5, 2024. The proposed maximum offering price per share of common stock will be determined from time to time in connection with, and at the time of, the sale of the shares of common stock registered hereunder. This registration fee table shall be deemed to update the “Calculation of Filing Fee Tables” in the Company’s Registration Statement on Form
S-3
(File
No. 333-279472)
in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.